Note 5- Acquired Intangibles and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Acquired Intangibles, Net	$ 947	$ 976
Finite-Lived Intangible Assets, Accumulated Amortization	61	32
Amortization of Intangible Assets	29	29
Finite-Lived Intangible Assets, Amortization Expense, Next 12 Months	29
Finite-Lived Intangible Assets, Amortization Expense, Year Two	29
Finite-Lived Intangible Assets, Amortization Expense, Year Three	29
Finite-Lived Intangible Assets, Amortization Expense, Year Four	29
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Five	29
Goodwill	117	130
Goodwill, Other Increase (Decrease)	13
Goodwill, Impairment Loss	$ 0
4610 Pipe Lines (No Natural Gas)
Goodwill
Goodwill, Impairment Loss		$ 0	$ 0